Financial Risk Management (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Summary of movements in contingent consideration resulted from business combination movements at fair value using level 3 measurements
Movement of the financial liabilities at fair value using level 3 measurements, which solely represented contingent consideration resulted from business combination is analyzed as below:

	Six months ended June 30,
	2019	2020
	RMB’million	RMB’million
At beginning of the period	63	112
Fair value change	6	4
Paid	—	(60)

At end of the period	69	56